Financial instruments - Fair values and risk management (Details 6) R$ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Percentage of variation in risk factor (as a percent)		25.00%
Interest expenses		R$ 83,541	R$ 73,837	R$ 29,729
Probable scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis increase		(3,758)	(6,410)
Adverse Scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis decrease		1,967	(7,614)
Variable-rate instruments CDI (154 bp) | Probable scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis increase	154	(1,981)	(4,363)
Variable-rate instruments CDI (154 bp) | Adverse Scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis decrease	291	3,743	(9,661)
Variable-rate instruments SOFR (60 bp) | Probable scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis increase	60	(2,441)	(2,047)
Variable-rate instruments SOFR (60 bp) | Adverse Scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis decrease	60	2,441	2,047
Interest rate swaps SOFR (60 bp) | Probable scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis increase		664
Interest rate swaps SOFR (60 bp) | Adverse Scenario
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate basis decrease		(664)
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Period covered for historical analysis		10 years